UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-04550

NYLI MACKAY MUNI INCOME

OPPORTUNITIES FUND

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

30 Hudson Street

Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1.   Reports to Stockholders.

NYLI MacKay Muni Income Opportunities Fund

Semiannual Report
Unaudited - April 30, 2025
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Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

Certain material in this report may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results or events related to the Fund, market or regulatory developments. The views expressed herein are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed herein are subject to change at any time based upon economic, market, or other conditions and the Fund undertakes no obligation to update the views expressed herein.

Fund Performance and  Statistics (Unaudited)
Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are repurchased, they may be worth more or less than their original cost. The graph below depicts the historical performance of Class I shares of the Fund. Performance will vary from class to class based on differences in class-specific expenses and sales charges. For performance information current to the most recent month-end, please call 800-624-6782 or visit newyorklifeinvestments.com.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund share repurchases. Total returns reflect maximum applicable sales charges as indicated in the table below, if any, changes in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown below and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations (if any), please refer to the Notes to Financial Statements.
Average Annual Total Returns for the Period-Ended April 30, 2025
Class	Sales Charge		Inception Date	Six Months[1]	One Year	Since Inception	Gross Expense Ratio[2]
Class A1 Shares	Maximum 3.00% Initial Sales Charge	With sales charges	3/25/2024	-4.62%	-0.84%	-1.25%	2.43%
		Excluding sales charges		-1.67	2.22	1.52	2.43
Class A2 Shares	No Sales Charge		3/25/2024	-1.67	2.22	1.52	2.43
Class A3 Shares	No Sales Charge		3/25/2024	-1.79	1.97	1.27	2.68
Class I Shares	No Sales Charge		3/25/2024	-1.42	2.74	2.03	1.93

1.	Not annualized.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus, as supplemented, and may differ from other expense ratios disclosed in this report.
The footnotes on the preceding page are an integral part of the table and graph and should be carefully read in conjunction with them.

Benchmark Performance*	Six Months[1]	One Year	Since Inception
Bloomberg Municipal Bond Index[2]	-0.78%	1.66%	0.21%
Muni Income Composite Index[3]	-0.73	2.20	0.84
Morningstar CE Muni National Long Category Average[4]	-1.35	2.00	-1.72

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
3.	The Muni Income Composite Index consists of the Bloomberg Municipal Bond Index and the Bloomberg High Yield Municipal Bond Index weighted 80%/20%, respectively.
4.	The Morningstar CE Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
4	NYLI MacKay Muni Income Opportunities Fund

Portfolio Composition as of April 30, 2025 (Unaudited)
New York	21.9%
Florida	14.3
California	14.1
Texas	7.8
Puerto Rico	6.3
Illinois	5.9
Pennsylvania	4.3
Wisconsin	4.2
Ohio	3.1
Colorado	3.1
New Jersey	3.0
Georgia	3.0
Kansas	3.0
Rhode Island	2.9
Alabama	2.6
Oregon	2.6
Nevada	2.5
Nebraska	2.4
New Hampshire	1.7
Arizona	1.6%
Delaware	1.4
South Dakota	1.3
Michigan	1.2
Virginia	1.2
North Carolina	1.1
U.S. Virgin Islands	1.1
Maine	1.1
Utah	0.9
Louisiana	0.6
Tennessee	0.5
Maryland	0.5
Oklahoma	0.4
Washington	0.4
Massachusetts	0.2
Short–Term Investment	0.8
Other Assets, Less Liabilities *	–23.0
100.0%
*	Includes Floating Rate Note Obligations issued in TOB transactions.
See Portfolio of Investments beginning on page 6 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of April 30, 2025 (excluding short-term investments)# (Unaudited)
1.	Triborough Bridge & Tunnel Authority, 5.00%-5.25%, due 5/15/54–12/1/54
2.	Los Angeles Department of Water & Power, 5.00%, due 7/1/29–7/1/44
3.	New York Transportation Development Corp., 5.00%-5.50%, due 12/1/28–12/31/54
4.	California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54–11/1/55
5.	Public Finance Authority, 3.30%-9.75%, due 6/1/26–1/1/55
6.	Wyandotte County Unified School District No. 500, 5.00%, due 9/1/50
7.	City of Houston, 5.25%-5.50%, due 7/15/38–7/1/53
8.	Chicago O'Hare International Airport, 5.50%, due 1/1/53–1/1/59
9.	New York State Dormitory Authority, 5.50%, due 10/1/54
10.	New Jersey Transportation Trust Fund Authority, 5.25%, due 6/15/55

#	Some of these holdings have been transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

Credit Quality as of April 30, 2025^ (Unaudited)
^ As a percentage of total investments.
Ratings apply to the underlying portfolio of bonds held by the Fund and are rated by an independent rating agency, such as Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. and/or Fitch Ratings, Inc. If the ratings provided by the ratings agencies differ, the higher rating will be utilized. If only one rating is provided, the available rating will be utilized. Securities that are unrated by the rating agencies are reflected as such in the breakdown. Unrated securities do not necessarily indicate low quality. S&P rates borrowers on a scale from AAA to D. AAA through BBB- represent investment grade, while BB+ through D represent non-investment grade.

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 116.0%
Long-Term Municipal Bonds 116.0%
Alabama 2.6%
MidCity Improvement District, 2024 Assessment Area, Special Assessment
6.50%, due 11/1/44 (a)	$ 290,000	$ 268,829
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds
Series B
4.75%, due 12/1/54 (b)	500,000	456,354
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (c)(d)	1,000,000	1,025,677
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	500,000	488,293
		2,239,153
Arizona 1.6%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.25%, due 11/1/53	1,250,000	1,260,210
Industrial Development Authority of the County of Pima (The), Milestones Charter School, Revenue Bonds
Series B
5.50%, due 11/1/25 (a)	115,000	112,772
		1,372,982
California 14.1%
Adelanto Community Facilities District No. 2006-2, Improvement Area No. 2, Special Tax
Series B
5.65%, due 9/1/30	625,000	625,372
Alameda Corridor Transportation Authority, Revenue Bonds
Series C, Insured: AGM
(zero coupon), due 10/1/52 (e)	1,000,000	559,752
	Principal Amount	Value

California (continued)
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (c)
Series C
5.00%, due 8/1/55	$ 875,000	$ 917,637
Series G
5.00%, due 11/1/55	750,000	773,060
Series C
5.25%, due 1/1/54	1,000,000	1,039,421
California Statewide Communities Development Authority, Loma Linda University Medical Center Obligated Group, Revenue Bonds
Series A
5.50%, due 12/1/54	355,000	351,048
City of Los Angeles, Department of Airports, Revenue Bonds
Series A
4.00%, due 5/15/41 (b)	625,000	586,806
City of Stockton Community Facilities District No. 2018-2, Improvement Area 3, Special Tax
5.00%, due 9/1/44	380,000	384,234
5.00%, due 9/1/49	525,000	531,333
5.00%, due 9/1/54	625,000	629,739
Lake Elsinore Unified School District, Community Facilities District No. 2006-2, Area C, Special Tax
4.00%, due 9/1/50	1,000,000	859,760
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series C
5.00%, due 7/1/29	560,000	572,277
Series A
5.00%, due 7/1/32	510,000	527,173
Series D
5.00%, due 7/1/32	975,000	1,040,072
Series C
5.00%, due 7/1/42	940,000	946,118
Series D
5.00%, due 7/1/44	1,005,000	1,007,206
Southern California Public Power Authority, Revenue Bonds
Series C
5.00%, due 7/1/27	675,000	675,223

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Muni Income Opportunities Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Southern California Public Power Authority, Milford Wind Corridor Phase I Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	$ 125,000	$ 129,589
		12,155,820
Colorado 3.1%
Denver City & County, School District No. 1, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.50%, due 12/1/49 (d)	1,500,000	1,623,319
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series B
5.875%, due 12/15/46	1,000,000	1,027,508
		2,650,827
Delaware 1.3%
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	1,000,000	1,080,886
Florida 14.3%
Brevard County Housing Finance Authority, Cocoa Leased Housing Associates II LLLP, Revenue Bonds
Insured: FNMA
4.45%, due 1/1/40	1,000,000	1,021,548
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series B
6.70%, due 6/15/28 (a)	105,000	105,924
County of Miami-Dade, Double Barreled Aviation, Unlimited General Obligation
2.375%, due 7/1/40	625,000	454,769
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.75%, due 9/1/54 (d)	1,000,000	1,068,277
	Principal Amount	Value

Florida (continued)
Florida Housing Finance Corp., Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
2.15%, due 7/1/35	$ 725,000	$ 566,966
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
5.15%, due 5/1/44 (b)	655,000	650,344
Highlands County Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series C
5.00%, due 11/15/59 (c)	500,000	544,015
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.50%, due 10/1/54 (b)(d)	1,500,000	1,568,681
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series C
5.25%, due 11/15/49 (d)	1,835,000	1,922,535
Lee County, Airport, Revenue Bonds
Insured: AGC
5.25%, due 10/1/54 (b)(d)	1,625,000	1,655,522
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	500,000	456,507
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
6.00%, due 5/1/56	1,000,000	993,428
West Villages Improvement District, Unit of Development No. 10 Assessment Area One, Special Assessment
5.625%, due 5/1/54	990,000	956,808
Wind Meadows South Community Development District, Assessment Area One Project, Special Assessment
4.00%, due 5/1/52	535,000	411,185
		12,376,509
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia 3.0%
Main Street Natural Gas, Inc., Revenue Bonds (c)
Series B
5.00%, due 7/1/53	$ 500,000	$ 521,359
Series D
5.00%, due 4/1/54	1,000,000	1,050,744
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.50%, due 7/1/64	1,000,000	1,030,983
		2,603,086
Illinois 3.3%
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 1/1/53	1,250,000	1,299,000
Series A
5.50%, due 1/1/59	1,000,000	1,039,937
City of Chicago, Lakeshore East Special Assessment Area, Special Assessment (a)
3.29%, due 12/1/30	325,000	302,891
3.45%, due 12/1/32	275,000	251,966
		2,893,794
Kansas 3.0%
Wyandotte County Unified School District No. 500, Kansas City, Unlimited General Obligation
Insured: BAM
5.00%, due 9/1/50 (d)	2,500,000	2,567,398
Louisiana 0.6%
New Orleans Aviation Board, Revenue Bonds
Series C-2
5.25%, due 1/1/41 (b)	500,000	525,154
Maine 1.1%
Maine State Housing Authority, Revenue Bonds
Series B-2, Insured: HUD Sector 8
4.625%, due 11/15/48	925,000	909,813
	Principal Amount	Value

Maryland 0.5%
City of Baltimore, East Baltimore Research Park Development District, Revenue Bonds
Series B
5.00%, due 9/1/25	$ 440,000	$ 436,926
Michigan 1.2%
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
3.00%, due 11/15/25	25,000	24,717
Michigan Finance Authority, Provident Group - HFH Energy LLC, Revenue Bonds
4.375%, due 2/28/54	1,000,000	922,673
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (b)	100,000	98,181
		1,045,571
Nebraska 2.4%
Omaha Airport Authority, Airport Facilities, Revenue Bonds
Insured: AGC
5.25%, due 12/15/49 (b)(d)	2,000,000	2,051,982
Nevada 2.5%
Nevada Housing Division, Revenue Bonds, Senior Lien
Series E, Insured: GNMA / FNMA / FHLMC
7.50%, due 4/1/49	1,000,000	1,206,109
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/51	1,000,000	960,713
		2,166,822
New Hampshire 1.7%
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	621,506	569,260
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	900,000	934,439
		1,503,699

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Muni Income Opportunities Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey 2.4%
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series CC
5.25%, due 6/15/55 (d)	$ 2,000,000	$ 2,076,845
New York 20.4%
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.00%, due 11/15/47	1,000,000	1,014,341
New York City Housing Development Corp., Revenue Bonds
Series G-1
3.90%, due 5/1/45	1,000,000	857,140
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	1,000,000	712,370
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series F-1
5.00%, due 2/1/47 (d)	2,000,000	2,061,769
New York Liberty Development Corp., Revenue Bonds
Series A
2.50%, due 11/15/36	1,000,000	801,639
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	100,000	99,569
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	750,000	557,336
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AGC
5.50%, due 10/1/54 (d)	2,000,000	2,111,666
	Principal Amount	Value

New York (continued)
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (b)(d)	$ 1,875,000	$ 1,905,147
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series A
5.50%, due 12/31/54 (b)	350,000	356,091
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
5.50%, due 6/30/54 (b)	1,000,000	1,015,227
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds
5.00%, due 12/1/28 (b)	750,000	775,761
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 5/15/54 (d)	3,000,000	3,099,773
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.25%, due 12/1/54	1,085,000	1,139,821
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	1,250,000	1,129,473
		17,637,123
North Carolina 1.1%
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/51	1,000,000	978,819
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series B-2
5.00%, due 6/1/55	750,000	655,451
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Toledo Hospital (The)
Insured: Assured Guaranty
5.75%, due 11/15/38	$ 2,000,000	$ 1,990,569
		2,646,020
Oklahoma 0.4%
Norman Regional Hospital Authority, Hospital, Revenue Bonds
4.00%, due 9/1/37	480,000	385,943
Oregon 2.6%
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	2,885,000	1,234,229
Port of Portland, Airport, Revenue Bonds
Series 29
5.50%, due 7/1/53 (b)	1,000,000	1,038,719
		2,272,948
Pennsylvania 4.3%
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
4.125%, due 6/1/45 (b)	965,000	913,685
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1-C
5.00%, due 6/1/51 (b)	1,000,000	929,003
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 138-A
3.00%, due 10/1/52	400,000	385,882
Series 145-A
6.00%, due 10/1/54	495,000	532,456
Union County Hospital Authority, Evangelical Community Hospital, Revenue Bonds
Series B
5.00%, due 8/1/48	1,000,000	989,037
		3,750,063
	Principal Amount	Value

Puerto Rico 6.3%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	$ 828,571	$ 496,107
(zero coupon), due 11/1/51	1,043,876	640,679
(zero coupon), due 11/1/51	511,593	272,423
(zero coupon), due 11/1/51	420,000	137,550
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/46	83,000	67,953
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	2,069,825	2,000,749
Puerto Rico Electric Power Authority, Revenue Bonds
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	70,000	67,296
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	30,000	30,009
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	25,000	25,011
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	285,000	282,573
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	290,000	282,594
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	3,305,000	1,066,876
Series A-2
4.329%, due 7/1/40	35,000	32,910
		5,402,730
Rhode Island 2.9%
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien
Series A
4.125%, due 12/1/43 (b)	960,000	846,334
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
4.50%, due 6/1/45	1,675,000	1,675,026
		2,521,360
South Dakota 1.3%
South Dakota Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	1,000,000	1,126,734

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Muni Income Opportunities Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Tennessee 0.5%
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3
2.80%, due 7/1/44	$ 625,000	$ 458,355
Texas 7.8%
City of Greenville, Electric System, Revenue Bonds
Insured: BAM
5.00%, due 5/15/54 (d)	1,210,000	1,234,855
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/53 (b)(d)	1,500,000	1,529,067
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (b)	1,000,000	1,011,945
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
4.00%, due 9/1/35	250,000	233,022
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	500,000	472,997
Series B
5.00%, due 11/15/46	500,000	472,997
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	1,000,000	1,025,747
Travis County Development Authority, Longview 71 Public Improvement District Improvement Area No. 1 Project, Special Assessment
5.125%, due 9/1/54 (a)	840,000	760,406
		6,741,036
U.S. Virgin Islands 1.1%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,000,000	989,445
	Principal Amount	Value

Utah 0.9%
Intermountain Power Agency, Revenue Bonds
Series A
5.25%, due 7/1/45	$ 750,000	$ 784,258
Washington 0.4%
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.084%, due 3/20/40 (c)	373,700	344,034
Wisconsin 4.2%
Public Finance Authority, Campus Real Estate Holding Corp. LLC Project, Revenue Bonds
Series B
6.20%, due 6/1/26	500,000	500,518
Public Finance Authority, Duke Energy Progress Project, Revenue Bonds
Series A-1
3.30%, due 10/1/46 (c)	575,000	567,918
Public Finance Authority, Million Air Three LLC, Revenue Bonds
Series B
9.75%, due 9/1/54 (a)	250,000	265,825
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	1,500,000	1,326,346
Wisconsin Housing & Economic Development Authority Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	1,000,000	943,424
		3,604,031
Total Municipal Bonds (Cost $101,970,547)		100,300,166

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Bond 1.2%
Corporate Bond 1.2%
Commercial Services 1.2%
Toll Road Investors Partnership II LP
Series A
7.125%, due 2/15/35 (a)	$ 1,000,000	$ 1,009,483
Total Corporate Bond (Cost $1,005,135)		1,009,483

	Shares	Value
Closed-End Funds 5.0%
Delaware 0.1%
BlackRock Municipal Income Fund, Inc.	6,521	83,599
Illinois 2.6%
Nuveen AMT-Free Quality Municipal Income Fund	75,000	816,000
Nuveen California Quality Municipal Income Fund	75,000	820,500
Nuveen Quality Municipal Income Fund	52,133	588,582
		2,225,082
Massachusetts 0.2%
Eaton Vance Municipal Bond Fund	15,241	147,685
New Jersey 0.6%
BlackRock MuniHoldings Fund, Inc.	49,845	563,747
New York 1.5%
BlackRock Municipal Income Trust	35,744	347,074
Nuveen AMT-Free Municipal Credit Income Fund	76,249	908,888
		1,255,962
Total Closed-End Funds (Cost $4,365,599)		4,276,075
	Shares	Value
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
BlackRock Liquidity Funds MuniCash
2.725% (f)	696,663	$ 696,733
Total Short-Term Investment (Cost $696,733)		696,733
Total Investments (Cost $108,038,014)	123.0%	106,282,457
Floating Rate Note Obligations (g)	(24.1)	(20,840,000)
Other Assets, Less Liabilities	1.1	999,786
Net Assets Applicable to Common Shares	100.0%	$ 86,442,243

†	Percentages indicated are based on Fund net assets applicable to Common shares.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax which represented 24.62% of the Fund’s net assets.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(d)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(e)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(f)	Current yield as of April 30, 2025.
(g)	Face value of Floating Rate Notes issued in TOB transactions.

Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(30)	June 2025	$ (3,482,796)	$ (3,498,750)	$ (15,954)

1.	As of April 30, 2025, cash in the amount of $111,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Muni Income Opportunities Fund

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 100,300,166	$ —	$ 100,300,166
Long-Term Bonds
Corporate Bond	—	1,009,483	—	1,009,483
Closed-End Funds	4,192,476	83,599	—	4,276,075
Short-Term Investment
Unaffiliated Investment Company	696,733	—	—	696,733
Total Investments in Securities	$ 4,889,209	$ 101,393,248	$ —	$ 106,282,457
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (15,954)	$ —	$ —	$ (15,954)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $108,038,014)	$106,282,457
Cash collateral on deposit at broker for futures contracts	111,000
Receivables:
Dividends and interest	1,628,058
Variation margin on futures contracts	13,124
Offering cost	1,346
Other assets	155,158
Total assets	108,191,143
Liabilities
Payable for Floating Rate Note Obligations	20,840,000
Payables:
Investment securities purchased	500,000
Manager (See Note 3)	53,492
Professional fees	51,393
NYLIFE Distributors (See Note 3)	7,541
Custodian	7,407
Interest expense and fees payable	272,340
Common share dividend payable	16,727
Total liabilities	21,748,900
Net assets applicable to Common shares	$ 86,442,243
Net Assets Applicable to Common Shares Consist of
Common shares, $0.001 par value per share, unlimited number of shares authorized	$ 8,823
Additional paid-in-capital	88,853,459
88,862,282
Total distributable earnings (loss)	(2,420,039)
Net assets applicable to Common shares	$ 86,442,243
Class A1
Net assets applicable to outstanding Common shares	$ 25,409
Common shares of beneficial interest outstanding	2,594
Net asset value per Common share outstanding	$ 9.80
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per Common share outstanding	$ 10.10
Class A2
Net assets applicable to outstanding Common shares	$18,646,678
Common shares of beneficial interest outstanding	1,902,631
Net asset value and offering price per Common share outstanding	$ 9.80
Class A3
Net assets applicable to outstanding Common shares	$ 25,340
Common shares of beneficial interest outstanding	2,587
Net asset value and offering price per Common share outstanding	$ 9.80
Class I
Net assets applicable to outstanding Common shares	$67,744,816
Common shares of beneficial interest outstanding	6,915,431
Net asset value and offering price per Common share outstanding	$ 9.80

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Muni Income Opportunities Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$ 2,111,929
Dividends	162,526
Total income	2,274,455
Expenses
Manager (See Note 3)	352,729
Interest expense and fees	265,238
Professional fees	52,766
Distribution/Service—Class A1 (See Note 3)	64
Distribution/Service—Class A2 (See Note 3)	36,469
Distribution/Service—Class A3 (See Note 3)	96
Transfer agent (See Note 3)	28,746
Offering (See Note 2)	21,485
Registration	19,333
Shareholder communication	10,229
Custodian	6,751
Trustees	737
Miscellaneous	7,320
Total expenses before waiver/reimbursement	801,963
Expense waiver/reimbursement from Manager (See Note 3)	(86,622)
Net expenses	715,341
Net investment income (loss)	1,559,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(683,997)
Futures transactions	318,161
Net realized gain (loss)	(365,836)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,371,784)
Futures contracts	(206,535)
Net change in unrealized appreciation (depreciation)	(2,578,319)
Net realized and unrealized gain (loss)	(2,944,155)
Net increase (decrease) in net assets to Common shares resulting from operations	$(1,385,041)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the period March 25, 2024 (commencement of operations) through October 31, 2024
	Six months ended April 30, 2025	Period March 25, 2024 (commencement of operations) through October 31, 2024
Increase (Decrease) in Net Assets Applicable to Common Shares
Operations:
Net investment income (loss)	$ 1,559,114	$ 1,126,874
Net realized gain (loss)	(365,836)	(230,325)
Net change in unrealized appreciation (depreciation)	(2,578,319)	806,808
Net increase (decrease) in net assets applicable to Common shares resulting from operations	(1,385,041)	1,703,357
Distributions to Common shareholders:
Class A1	(448)	(499)
Class A2	(254,262)	(34,962)
Class A3	(415)	(460)
Class I	(1,280,818)	(1,166,599)
Total distributions to Common shareholders	(1,535,943)	(1,202,520)
Capital share transactions (Common shares):
Net proceeds from sales of shares	18,914,959	67,596,000
Net proceeds issued to shareholders resulting from reinvestment of dividends	1,499,327	1,202,520
Cost of shares redeemed	(350,416)	—
Increase (decrease) in net assets applicable to Common shares from capital share transactions	20,063,870	68,798,520
Net increase (decrease) in net assets applicable to Common shares	17,142,886	69,299,357
Net Assets Applicable to Common Shares
Beginning of period	69,299,357	—
End of period	$86,442,243	$69,299,357
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Muni Income Opportunities Fund

Statement of Cash Flows
for the six-month period ended April 30, 2025 (Unaudited)
Cash Flows From (Used in) Operating Activities:
Net decrease in net assets resulting from operations	$ (1,385,041)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Investments purchased	(66,720,940)
Investments sold	37,254,446
Purchase of short term investments, net	(639,494)
Amortization (accretion) of discount and premium, net	(37)
Decrease in investment securities sold receivable	5,951,775
Increase in dividends and interest receivable	(623,402)
Decrease in offering costs	21,485
Decrease in due from manager	46,241
Increase in other assets	(118,947)
Decrease in investment securities purchased payable	(5,032,412)
Decrease in due to broker	(278,910)
Increase in due to NYLIFE Distributors	4,489
Decrease in professional fees payable	(9,590)
Decrease in custodian payable	(8,688)
Decrease in shareholder communication payable	(1,397)
Decrease in due to Trustees	(121)
Increase in due to manager	53,492
Increase in variation margin on futures contracts	(6,562)
Decrease in accrued expenses	(17)
Increase in interest expense and fees payable	187,195
Net realized loss from investments	683,997
Net change in unrealized (appreciation) depreciation on unaffiliated investments	2,371,784
Net cash used in operating activities	(28,250,654)
Cash Flows From (Used in) Financing Activities:
Net proceeds resulting from reinvestment of dividends	$ 1,499,327
Proceeds from shares sold	18,914,959
Payment on shares redeemed	(350,416)
Proceeds from floating rate note obligations	17,075,000
Payments on floating rate note obligations	(7,445,000)
Cash distributions paid, net of change in Common share dividend payable	(1,519,216)
Net cash from financing activities	28,174,654
Net decrease in cash	(76,000)
Cash at beginning of period	187,000
Cash at end of period	$ 111,000

Supplemental disclosure of cash flow information:
The following tables provide a reconciliation of cash reported within the Statement of Assets and Liabilities that sums to the total of the such amounts shown on the Statement of Cash Flows:
Cash at beginning of period
Cash collateral on deposit at broker for futures contracts	$187,000
Total cash shown in the Statement of Cash Flows	$187,000
Cash at end of period
Cash collateral on deposit at broker for futures contracts	$111,000
Total cash shown in the Statement of Cash Flows	$111,000

Cash Payments recognized as interest expense for the six-month period ended April 30, 2025, were $78,043.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	March 25, 2024^ through October 31,
Class A1	2025 *	2024
Net asset value at beginning of period applicable to Common shares	$ 10.14	$ 10.00
Net investment income (loss) (a)	0.18	0.18
Net realized and unrealized gain (loss)	(0.35)	0.16
Total from investment operations	(0.17)	0.34
Less distributions to Common shares:
From net investment income	(0.17)	(0.20)
Net asset value at end of period applicable to Common shares	$ 9.80	$ 10.14
Total investment return on net asset value (b)	(1.67)%	3.40%
Ratios (to average net assets of Common shareholders)/ Supplemental Data:
Net investment income (loss)††	3.54%	3.02%
Net expenses (including interest expense and fees)††	2.22%	1.65%
Expenses (before waiver/reimbursement) (including interest expense and fees)††	2.45%	2.95%
Interest expense and fees††(c)	0.67%	0.10%
Portfolio turnover rate (d)	40%	65%
Net assets applicable to Common shareholders at end of period (in 000’s)	$ 25	$ 26

^	Commencement of Operations
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(I)) for the period ended April 30, 2025.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Muni Income Opportunities Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	March 25, 2024^ through October 31,
Class A2	2025 *	2024
Net asset value at beginning of period applicable to Common shares	$ 10.14	$ 10.00
Net investment income (loss) (a)	0.18	0.19
Net realized and unrealized gain (loss)	(0.35)	0.15
Total from investment operations	(0.17)	0.34
Less distributions to Common shares:
From net investment income	(0.17)	(0.20)
Net asset value at end of period applicable to Common shares	$ 9.80	$ 10.14
Total investment return on net asset value (b)	(1.67)%	3.40%
Ratios (to average net assets of Common shareholders)/ Supplemental Data:
Net investment income (loss)††	3.56%	3.06%
Net expenses (including interest expense and fees)††	2.22%	1.65%
Expenses (before waiver/reimbursement) (including interest expense and fees)††	2.42%	3.26%
Interest expense and fees††(c)	0.67%	0.10%
Portfolio turnover rate (d)	40%	65%
Net assets applicable to Common shareholders at end of period (in 000’s)	$ 18,647	$ 8,628

^	Commencement of Operations
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class A2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(I)) for the period ended April 30, 2025.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	March 25, 2024^ through October 31,
Class A3	2025 *	2024
Net asset value at beginning of period applicable to Common shares	$ 10.14	$ 10.00
Net investment income (loss) (a)	0.16	0.17
Net realized and unrealized gain (loss)	(0.34)	0.15
Total from investment operations	(0.18)	0.32
Less distributions to Common shares:
From net investment income	(0.16)	(0.18)
Net asset value at end of period applicable to Common shares	$ 9.80	$ 10.14
Total investment return on net asset value (b)	(1.79)%	3.25%
Ratios (to average net assets of Common shareholders)/ Supplemental Data:
Net investment income (loss)††	3.29%	2.77%
Net expenses (including interest expense and fees)††	2.47%	1.90%
Expenses (before waiver/reimbursement) (including interest expense and fees)††	2.70%	3.19%
Interest expense and fees††(c)	0.67%	0.10%
Portfolio turnover rate (d)	40%	65%
Net assets applicable to Common shareholders at end of period (in 000’s)	$ 25	$ 26

^	Commencement of Operations
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class A3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(I)) for the period ended April 30, 2025.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Muni Income Opportunities Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	March 25, 2024^ through October 31,
Class I	2025 *	2024
Net asset value at beginning of period applicable to Common shares	$ 10.14	$ 10.00
Net investment income (loss) (a)	0.20	0.21
Net realized and unrealized gain (loss)	(0.34)	0.16
Total from investment operations	(0.14)	0.37
Less distributions to Common shares:
From net investment income	(0.20)	(0.23)
Net asset value at end of period applicable to Common shares	$ 9.80	$ 10.14
Total investment return on net asset value (b)	(1.42)%	3.71%
Ratios (to average net assets of Common shareholders)/ Supplemental Data:
Net investment income (loss)††	4.05%	3.52%
Net expenses (including interest expense and fees)††	1.72%	1.15%
Expenses (before waiver/reimbursement) (including interest expense and fees)††	1.95%	2.45%
Interest expense and fees ††(c)	0.67%	0.10%
Portfolio turnover rate (d)	40%	65%
Net assets applicable to Common shareholders at end of period (in 000’s)	$ 67,745	$ 60,619

^	Commencement of Operations
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(I)) for the period ended April 30, 2025.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
NYLI MacKay Muni Income Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on September 22, 2023, pursuant to the Declaration of Trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a ”non-diversified”, closed-end management investment company that continuously offers its common shares of beneficial interest (“Common Shares”) and is operated as an interval fund, as those terms are defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. The Fund currently has four separate classes of shares: Class I, Class A1, Class A2 and Class A3 shares. The Fund may offer additional classes of shares in the future pursuant to exemptive relief from the Securities and Exchange Commission (“SEC”).
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A1	Mar 25, 2024
Class A2	Mar 25, 2024
Class A3	Mar 25, 2024
Class I	Mar 25, 2024
Class I shares are offered at net asset value ("NAV") per share and have a minimum initial investment of $1,000,000 per account, except that the minimum investment amount may be modified for certain eligible investors, including existing employees of New York Life Investments and MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"). Class A1, A2 and A3 shares are offered at NAV. The minimum initial investment for Class A1, Class A2 and Class A3 shares is $15,000 per account, except that the minimum investment may be modified for certain financial firms that submit orders on behalf of their customers, the Trustees and certain employees and their extended family members of New York Life Investments and its affiliates. A contingent deferred sales charge of 1.00% may be imposed on certain repurchases of Class A1 shares made within 18 months of the date of purchase on shares purchased without an initial sales charge.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and

22	NYLI MacKay Muni Income Opportunities Fund

measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Notes to Financial Statements (Unaudited) (continued)
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Common Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends daily and pay such dividends from net investment income at least monthly. The Fund also intends to declare and pay distributions from net realized capital gains, if any, at least annually. Dividends and distributions are determined in accordance with federal income tax regulations and may differ from determinations using GAAP. For information on the Fund’s dividend reinvestment plan, please see page 32.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from

24	NYLI MacKay Muni Income Opportunities Fund

non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E)  Expenses.   The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations. Certain expenses of the Fund are allocated in proportion to other funds within the New York Life Investments Group of Funds.
Additionally, the Fund may invest in other funds, which are subject to management fees and other fees that may cause the costs of investing in other funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of other funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Offering and Organizational Expenses. Costs were incurred by the Fund in connection with the commencement of the Fund's operations. Offering costs are estimated at $165,412 and are being amortized on a straight-line basis over 12 months. As of April 30, 2025, $21,485 of offering expenses have been expensed. The Fund will bear these expenses, subject to the expense limitation agreement described in Note 3. The investment advisory agreement will not provide for recoupment of waived expenses.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Tender Option Bonds. The Fund may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which the Fund, or an agent on behalf of the Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to the Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. The Fund may invest in both TOB Floaters and TOB Residuals. The Fund may not invest more than 5% of its Managed Assets (as defined in Note 3(A)) in any single TOB Issuer. The Fund may invest in both TOB Floaters and TOB Residuals issued by the same TOB Issuer.
Typically, a fund serves as the sponsor of the TOB issuer (“Fund-sponsored TOB”). Under this structure, a fund establishes, structures and “sponsors” the TOB Issuer in which it holds TOB Residuals. The Fund uses this or a similar structure for any TOB in which it invests. In connection with Fund-sponsored TOBs, the fund sponsoring the Fund-sponsored TOB (“Fund Sponsor”) may contract with a third-party to perform some or all of the Fund Sponsor’s duties as sponsor. Regardless of whether the Fund Sponsor delegates any of its sponsorship duties to a third party, the Fund Sponsor’s expanded role under the Fund-sponsored

Notes to Financial Statements (Unaudited) (continued)
TOB structure may increase the Fund Sponsor’s operational and regulatory risk. If the third-party is unable to perform its obligations as an administrative agent, the Fund Sponsor itself would be subject to such obligations or would need to secure a replacement agent. The obligations that the Fund Sponsor may be required to undertake could include reporting and recordkeeping obligations under the Internal Revenue Code and federal securities laws and contractual obligations with other TOB service providers. The Fund may serve as a Fund Sponsor to a Fund-sponsored TOB. If the Fund serves as a Fund Sponsor, it would be subject to the obligations discussed above and the risks attendant to such obligations.
Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from the Fund through (or as) the Fund Sponsor and then issues TOB Floaters to third party investors and TOB Residuals to the Fund. The Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). The Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide the Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to the Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for the Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by the Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the Underlying Securities’ return within the Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short-term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Securities’ value. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.
For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, the Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.
The TOB Issuer may be terminated without the consent of the Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, the Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets (unless the Fund held a recourse TOB Residual).
To the extent that the remarketing agent and/or the liquidity provider is a banking entity, the TOB may face heightened liquidity risks due to restrictions applicable to banking entities under the Volcker Rule. The Volcker Rule generally prohibits banking entities from engaging in proprietary trading or from acquiring or retaining an ownership interest in, or sponsoring, a hedge fund or private equity fund (a “Covered Fund”). TOB Issuers are often structured as a Covered Fund, and therefore, a banking entity that is a remarketing agent would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not the Fund Sponsor or the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, the Fund Sponsor and the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider. If a TOB Issuer in which the Fund invests experiences adverse events in connection with a failed remarketing of TOB Floaters or a liquidity shortfall, the Fund would experience a loss.
For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of the Fund, and are presented in the Fund’s Portfolio of Investments. Outstanding TOB

26	NYLI MacKay Muni Income Opportunities Fund

Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates their fair value of the floating rate notes. Interest income from the Underlying Securities are recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees” in the Statement of Operations.
At April 30, 2025, the aggregate value of the Underlying Securities transferred to the TOB Issuer and the related liability for TOB Floaters were as follows:
Underlying Securities Transferred to TOB Issuers	Liability for Floating Rate Note Obligations
$27,502,512	$20,840,000
During the six-month period ended April 30, 2025, the Fund's average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:
Average Floating Rate Note Obligations Outstanding	Daily Weighted Average Interest Rate
$15,250,635	1.74%
(J) Statement of Cash Flows. The cash amount shown in the Fund’s Statement of Cash Flows is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and restricted cash, if any, as of April 30, 2025.
(K) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 6.3% of the Fund’s net assets, of which 38.5% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging  instruments.
Fair value of derivative instruments as of April 30, 2025:
Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(15,954)	$(15,954)
Total Fair Value	$(15,954)	$(15,954)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (continued)
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$318,161	$318,161
Total Net Realized Gain (Loss)	$318,161	$318,161

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(206,535)	$(206,535)
Total Net Change in Unrealized Appreciation (Depreciation)	$(206,535)	$(206,535)

Average Notional Amount	Total
Futures Contracts Short	$(5,881,940)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to a Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of the Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the “Managed Assets”. Managed Assets is defined as the Fund’s total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any Preferred shares issued).
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired(underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class I, 1.05%; Class A1, 1.55% Class A2, 1.55% and Class A3, 1.80%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $352,729 and waived fees and/or reimbursed expenses in the amount of $86,622 and paid the Subadvisor fees in the amount of $133,054.
JPMorgan Chase Bank,  N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Fund has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A1 and Class A2 Plans, Class A1 and Class A2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A1 and A2 Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class A1 and Class A2 shares, for a total 12b-1 fee of 0.50%.
Pursuant to the Class A3 Plan, Class A3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.50% of the average daily net assets of the Class A3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class A3 shares, for a total 12b-1 fee of 0.75%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

28	NYLI MacKay Muni Income Opportunities Fund

(C) Sales Charges.  During the six-month period ended April 30, 2025, the Fund was advised that the Distributor did not retain any initial sales changes or CDSCs on repurchases of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246, is the Fund’s transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between the Fund and Ultimus. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A1	$ 9	$—
Class A2	5,322	—
Class A3	9	—
Class I	23,406	—
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$108,120,469	$379,197	$(2,217,209)	$(1,838,012)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $24,153, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$24
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$ 176,592
Exempt Interest Dividends	1,025,928
Total	$1,202,520
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $66,721 and $37,254, respectively.
Note 7–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the period March 25, 2024 (commencement of operations) through October 31, 2024, were as follows:
Class A1	Shares	Amount
Six-month period ended April 30, 2025:
Common shares issued to shareholders in reinvestment of distributions	45	$ 448
Net increase (decrease)	45	$ 448
Period March 25, 2024 (commencement of operations) through October 31, 2024:
Common shares sold	2,500	$ 25,000
Common shares issued to shareholders in reinvestment of distributions	49	499
Net increase (decrease)	2,549	$ 25,499

Class A2	Shares	Amount
Six-month period ended April 30, 2025:
Common shares sold	1,063,359	$10,749,000
Common shares issued to shareholders in reinvestment of distributions	23,106	232,298
Shares redeemed	(34,490)	(350,416)
Net increase (decrease)	1,051,975	$10,630,882
Period March 25, 2024 (commencement of operations) through October 31, 2024:
Common shares sold	847,231	$ 8,680,000
Common shares issued to shareholders in reinvestment of distributions	3,425	34,962
Net increase (decrease)	850,656	$ 8,714,962

Notes to Financial Statements (Unaudited) (continued)
Class A3	Shares	Amount
Six-month period ended April 30, 2025:
Common shares issued to shareholders in reinvestment of distributions	41	$ 415
Net increase (decrease)	41	$ 415
Period March 25, 2024 (commencement of operations) through October 31, 2024:
Common shares sold	2,500	$ 25,000
Common shares issued to shareholders in reinvestment of distributions	46	460
Net increase (decrease)	2,546	$ 25,460

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Common shares sold	810,969	$ 8,165,959
Common shares issued to shareholders in reinvestment of distributions	125,709	1,266,166
Net increase (decrease)	936,678	$ 9,432,125
Period March 25, 2024 (commencement of operations) through October 31, 2024:
Common shares sold	5,863,410	$58,866,000
Common shares issued to shareholders in reinvestment of distributions	115,343	1,166,599
Net increase (decrease)	5,978,753	$60,032,599
The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Common Shares at NAV on a regular schedule. Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding Common Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 10% of the Fund’s outstanding Common Shares at NAV subject to approval of the Board. The schedule requires the Fund to make repurchase offers every three months. For the six-month period ended April 30, 2025:
The Fund commenced a quarterly repurchase offer for ten percent (10%) of its issued and outstanding shares beginning on October 7, 2024 and ending on November 7, 2024. There was no repurchase activity for the Fund's repurchase offer on November 7, 2024.
The Fund commenced a quarterly repurchase offer for ten percent (10%) of its issued and outstanding shares beginning on January 7, 2025 and ending on February 7, 2025. There was 34,490 shares tendered and repurchased for the Fund's repurchase offer on February 7, 2025.
Note 8–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis
(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 9–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
The Fund commenced a quarterly repurchase offer for ten percent (10%) of its issued and outstanding shares beginning on April 7, 2025 and ending on May 7, 2025. There was 496,561 shares tendered and repurchased for the Fund's repurchase offer on May 7, 2025.

30	NYLI MacKay Muni Income Opportunities Fund

Dividend Reinvestment Plan (Unaudited)
Registered holders (“Common Shareholders”) of common shares of beneficial interest (the “Common Shares”) of NYLI MacKay Municipal Income Opportunities Fund (the “Fund”), whose Common Shares are registered with the Agent (as defined below), will automatically be enrolled (the “Participants”) in the Fund’s Dividend Reinvestment Plan (the “Plan”) and are advised as follows with respect to the Fund:
1. THE PLAN AGENT. Ultimus Fund Solutions, LLC (the “Agent”) will act as Agent for each Participant.
2. CASH OPTION. The Fund will declare its income dividends or capital gains or other distributions (“Distributions”) payable in Common Shares, or, at the option of Common Shareholders, in cash. Therefore, each Participant will have all Distributions, net of any applicable U.S. withholding taxes, on his or her Common Shares automatically reinvested in additional Common Shares, unless such Participant elects to receive such Distributions in cash by contacting the Agent. An election to receive cash may be revoked or reinstated at the election of the Common Shareholder.
3. VALUATION. On the payment date for a Distribution, the Agent shall receive newly issued Common Shares (“Additional Common Shares”), including fractions, from the Fund for each Participant’s account. The number of Additional Common Shares to be credited shall be determined by dividing the dollar amount of the Distribution by the net asset value per Common Share on the declaration date. The net asset value per Common Share on a particular date shall be the amount calculated on that date (or if not calculated on such date, the amount most recently calculated) by or on behalf of the Fund in accordance with the Fund’s current prospectus. It is contemplated that the Fund will pay dividends at least monthly. If, for any reason beyond the control of the Agent, reinvestment of the Distributions cannot be completed within 30 days after the applicable payment date for Distribution, funds held by the Agent on behalf of a Participant will be distributed to that Participant.
4. TAXATION. The automatic reinvestment of Distributions does not relieve Participants of any taxes which may be payable on Distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to tax consequences of participation in the Plan, Participants should consult with their own tax advisors.
5. LIABILITY OF AGENT. The Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Plan and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s gross negligence, bad faith, or willful misconduct or that of its employees. Each Participant’s uninvested funds held by the Agent will not bear interest. The Agent shall have no liability in connection with any inability to purchase Common Shares within the time provided, or with the timing of any purchases effected. The Agent shall have no responsibility for the value of Common Shares acquired. The Agent may commingle Participants’ funds.
6. RECORDKEEPING. The Agent may hold each Participant’s Common Shares acquired pursuant to the Plan together with the Common Shares of other Common Shareholders of the Fund acquired pursuant to the Plan in non-certificated form in the Agent’s name or that of the Agent’s nominee. Distributions on fractional shares will be credited to each Participant’s account. Each Participant will be sent a confirmation by the Agent of each acquisition made for his or her account as soon as practicable, but in no event later than sixty (60) days, after the date thereof. No certificates for any full or fractional Common Shares will be issued. Any share dividends or split shares distributed by the Fund on Common Shares held by the Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its Common Shareholders rights to purchase additional Common Shares, the Common Shares held for each Participant under the Plan will be added to other Common Shares held by the Participant in calculating the number of rights to be issued to each Participant.
8. BROKERS, NOMINEE HOLDERS, ETC. In the case of shareholders such as banks, brokers or nominees that hold Common Shares for others who are the beneficial owners, the Agent will administer the Plan on the basis of the number of Common Shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.
9. FEES. There will be no direct expenses to Participants for the administration of the Plan. There is no direct service charge to Participants with regard to purchases under the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the Participants. The Agent’s service fee for handling Distributions will be paid by the Fund.
10. TERMINATION OF PARTICIPATION. Each registered Participant may terminate his or her participation under the Plan by notifying the Agent in writing at PO Box 541150, Omaha, NE 68154 or by faxing the Agent at 402-963-9094. Such termination will be effective with respect to a particular Distribution if the Participant’s notice is received by the Agent at least ten (10) days prior to such Distribution payment date. The Plan may be terminated for a Fund by the Agent or the Fund upon notice in writing mailed to each Participant at least sixty (60) days prior to the effective date of the termination. Upon any termination, the Agent will transfer such Common Shares to a broker designated by the Participant for the full shares held for such Participant under the Plan and cash adjustment for any fraction of a Common Share at the then net asset value of the Common Shares to be delivered to him or her without charge. If a Participant has terminated his or her participation in the Plan but continues to have Common Shares registered in his or her name, he or she may re-enroll in the Plan at any time by contacting the Agent at 833-401-8899.
11. AMENDMENT OF THE PLAN. These terms and conditions may be amended by the Agent or the Fund at any time but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least thirty (30) days prior to the effective date thereof. The amendment shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives notice of the termination of the Participant’s account under the Plan. Any such amendment may include an appointment by the Agent of a successor

Dividend Reinvestment Plan (Unaudited) (continued)
Agent, subject to the prior written approval of the successor Agent by the Fund. The Fund may suspend the Plan at any time without notice to the Participants.
12. APPLICABLE LAW. These terms and conditions shall be governed by the laws of the State of Delaware.
Adopted:        March 12, 2024
32	NYLI MacKay Muni Income Opportunities Fund

Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.

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Manager
New York Life Investment Management LLC
New York, New York
Subadvisor
MacKay Shields LLC1
New York, New York
Legal Counsel
Dechert LLP
Independent Registered Public Accounting Firm
KPMG LLP
Transfer, Dividend Disbursing and Shareholder Servicing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Dr, Suite 450
Cincinnati, OH 45246
833-401-8899
newyorklifeinvestments.com
1. An affiliate of New York Life Investment Management LLC.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811238MS055-25	MSMMIO10-06/25
(NYLIM) NL554

Item 2.   Code of Ethics.

Not applicable.

Item 3.   Audit Committee Financial Expert.

Not applicable.

Item 4.   Principal Accountant Fees and Services.

Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

See item 1

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.   Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYLI MacKay Muni Income Opportunities Fund

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:  July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:  July 8, 2025

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:  July 8, 2025